Collaborative Arrangements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Research and development, net	$ 10,337	$ 4,157	$ 21,126	$ 8,509
Collaborative Arrangement [Member]
Research and development, net	$ 1,000	$ 166	$ 2,100	$ 317